Contract Assets (Tables)	12 Months Ended
Dec. 31, 2019
Contract Assets [Abstract]
Schedule of Assets Related to Contracts with Customers	Assets related to contracts with customers
	As of December 31,
	2019	2018
	US$’000	US$’000
Contract assets - current	4,686	1,460

Aggregate Amount of the Transaction Price Allocated to the Unsatisfied Performance Obligations

The following table shows the aggregate amount of the transaction price allocated to the unsatisfied performance obligations.

	As of December 31,
	2019	2018
	US$’000	US$’000
Unsatisfied long-term SDI contracts
Expected to be recognized as revenue over 3 years	156,592	14,922